UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Weinstein
Title: Executive Vice President
Phone: 212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein       New York, New York              November 13, 2009
------------------------       ------------------              -----------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $359,775
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None.

SHENKMAN CAPITAL MANAGEMENT, INC.                     13F SECURITIES HOLDINGS                                        As of 9/30/09

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHRS OR     SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000) PRN AMT     PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
--------------                --------------   -----      -------- -------     --- ---- ---------- -------- ----       ------ ----
ACTUANT CORP                  SDCV 2.000%11/1  00508XAB0      641     615,000  PRN      Sole                   615,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    6,083   8,000,000  PRN      Sole                 8,000,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2      551     580,000  PRN      Sole                   580,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5   25,719  29,185,000  PRN      Sole                29,185,000
CASELLA WASTE SYS INC         CL A             147448104      662     225,000  SH       Sole                   225,000
CHESAPEAKE ENERGY CORP        NOTE 2.250%12/1  165167CB1      596     785,000  PRN      Sole                   785,000
COVANTA HLDG CORP             DBCV 1.000% 2/0  22282EAA0   18,572  20,800,000  PRN      Sole                20,800,000
FLEXTRONICS INTL LTD          NOTE 1.000% 8/0  33938EAL1    1,258   1,294,000  PRN      Sole                 1,294,000
HEALTH CARE REIT INC          NOTE 4.750%12/0  42217KAP1    1,772   1,640,000  PRN      Sole                 1,640,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   29,445  35,635,000  PRN      Sole                35,635,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6   11,067  12,540,000  PRN      Sole                12,540,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3   19,638  22,190,000  PRN      Sole                22,190,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1  50212AAB2   15,668  17,530,000  PRN      Sole                17,530,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5    4,013   5,000,000  PRN      Sole                 5,000,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2   16,507  16,500,000  PRN      Sole                16,500,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1  53219LAG4      349     400,000  PRN      Sole                   400,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2   20,055  23,150,000  PRN      Sole                23,150,000
MASSEY ENERGY CO              NOTE 3.250% 8/0  576203AJ2   29,090  36,445,000  PRN      Sole                36,445,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2   22,381  22,809,000  PRN      Sole                22,809,000
NASDAQ OMX GROUP INC          NOTE 2.500% 8/1  631103AA6   21,519  24,735,000  PRN      Sole                24,735,000
NII HLDGS INC                 NOTE 3.125% 6/1  62913FAJ1      371     425,000  PRN      Sole                   425,000
OMNICARE INC                  DBCV 3.250%12/1  681904AL2   20,811  26,940,000  PRN      Sole                26,940,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7    4,129   5,000,000  PRN      Sole                 5,000,000
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125AC2    5,346   5,490,000  PRN      Sole                 5,490,000
PIONEER NAT RES CO            NOTE 2.875% 1/1  723787AH0    5,939   6,145,000  PRN      Sole                 6,145,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1  749121BY4    4,156   4,120,000  PRN      Sole                 4,120,000
SCIENTIFIC GAMES CORP         SDCV 0.750%12/0  80874PAD1    1,722   1,755,000  PRN      Sole                 1,755,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7      536     600,000  PRN      Sole                   600,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    8,688  10,105,000  PRN      Sole                10,105,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    6,359   6,530,000  PRN      Sole                 6,530,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6   30,350  42,080,000  PRN      Sole                42,080,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0  909440AH2    8,454   7,975,000  PRN      Sole                 7,975,000
UNITED RENTALS NORTH AMER IN  NOTE 1.875%10/1  911365AH7    6,723   7,000,000  PRN      Sole                 7,000,000
WASTE CONNECTIONS INC         NOTE 3.750% 4/0  941053AG5    9,796   9,300,000  PRN      Sole                 9,300,000
WASTE SERVICES INC DEL        COM NEW          941075202      809     175,000  SH       Sole                   175,000

                                         TOTAL (x$1,000)  359,775
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